NON-CONTROLLING INTERESTS - Summary of Non-controlling Interests (Details) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure of Non Controlling Interest [Line Items]
Preferred equity	$ 28,512	$ 26,912	$ 26,286	$ 23,001	$ 24,458	$ 23,996
Non-controlling interests
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	23,433		21,430
Participating non-controlling interests – in operating subsidiaries
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	16,604		14,755
Preferred equity	16,604	15,526	14,755	11,845	12,708	12,303
General partnership interest in a holding subsidiary held by Brookfield
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	59		59
Preferred equity	59	58	59	57	60	59
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	2,908		2,892
Preferred equity	2,908	2,848	2,892	2,771	2,923	2,894
BEPC exchangeable shares
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	2,686		2,561
Preferred equity
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	584		571
Preferred equity	584	573	571	601	619	613
Perpetual subordinated notes
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	592		592
Preferred equity	$ 592	$ 592	$ 592	$ 592	$ 592	$ 592